STOCK BASED COMPENSATION - Option activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted Average Exercise Price
Outstanding at beginning of the period	$ 64.20	$ 664.68
Forfeited/Cancelled (in dollars per share)		597.00
Outstanding at the end of the period	$ 16.13	$ 64.20	$ 664.68
ADS
ADS Underlying Options
Number of options outstanding at beginning of period	280,735	11,440
Forfeited/Cancelled (in shares)		(19,362)
Number of Options outstanding at end of period	864,081	280,735	11,440
Amended plan | ADS
ADS Underlying Options
Number of options outstanding at beginning of period	25,595	479
Granted	252,416	25,595
Forfeited/Cancelled (in shares)		(479)
Number of Options outstanding at end of period	278,011	25,595	479
Exercisable options (in shares)	7,382
Weighted Average Exercise Price
Outstanding at beginning of the period	$ 210.00	$ 7,640.88
Granted	6.62	210.00
Forfeited/Cancelled (in dollars per share)		7,640.00
Outstanding at the end of the period	25.34	$ 210.00	$ 7,640.88
Exercisable options (in dollars per share)	$ 210.00
Weighted Average Contractual Terms
Contractual term (in years)	9 years 8 months 4 days	9 years 3 months 10 days	3 months 29 days
Exercisable options (in years)	8 years 4 months 17 days